MARKETABLE SECURITIES (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Other comprehensive income (loss) from available-for-sale securities	$ (121)	$ 138
Unrealized gains loss from available-for-sale securities	156	(259)
Other comprehensive income (loss) from available-for-sale securities	$ 35	$ (121)